Income taxes (Details textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Applicable tax rate	27.00%	27.00%	27.00%
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely, Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.
Income tax rate Increase	0.00%	0.12%	0.00%
Percentage of Withholding Tax Rate On Dividends		13.00%	7.00%
Bottom of range [member]
Income Taxes [Line Items]
Income tax rate Increase		25.00%
Top of range [member]
Income Taxes [Line Items]
Income tax rate Increase			30.00%
Scenario plan for tax rate [Member]
Income Taxes [Line Items]
Applicable tax rate		30.00%
CHILE
Income Taxes [Line Items]
Income tax rate Increase	0.20%	27.35%	24.67%
ARGENTINA
Income Taxes [Line Items]
Applicable tax rate	35.00%
Applicable excise tax rate			8.00%
Earnings retention ratio	0.00%		13.00%
ARGENTINA | Scenario plan for tax rate [Member]
Income Taxes [Line Items]
Applicable tax rate		25.00%
Applicable excise tax rate				14.00%
Earnings retention ratio		13.00%	(7.00%)